CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)			3 Months Ended				6 Months Ended				12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)							$ 10,328,343	$ (120,206,947)	$ 117,022	$ 677,930		$ 794,950	$ 11,045,567
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability derivative			$ 61,531	$ (307,656)	$ (184,594)	$ 184,594	(184,594)			123,062		123,062	(6,953,336)
Change in fair value of PIPE derivative liability													(4,566,000)
Change in fair value of contingent guarantee				3,256,863			839,775	3,256,863
Change in fair value of non-redemption agreement								164,626	(439,787)			(439,787)
Loss on AtlasClear asset acquisition								86,392,769
Fee on Secured convertible note								1,500,000
Change in fair value, convertible note derivative							(3,990,385)	3,585,904
Change in fair value, long-term and short-term note derivative			(294,729)	3,101,057			(11,447,599)	11,208,055
Interest expense on convertible notes								1,896,714
Transaction costs paid with stock								1,401,937
Stock based compensation							2,578	1,462,650
Change in fair value, earnout liability			(1,594,000)	1,115,000			(1,254,000)	1,335,000
Change in operating lease expense								68,727
Interest earned on marketable securities held in Trust Account								(251,569)	(1,061,167)	(2,028,921)		(3,090,086)	(3,087,315)
Change in fair value, subscription agreement							47,882	38,796
Depreciation expense			4,569				9,138	7,565
Amortization of intangibles			355,268	337,911			662,459	791,375
Bad debt expense							6,346	2,474
Changes in operating assets and liabilities:
Due from Atlas Clear							10,512	(12,903)		(49,806)		(58,828)
Income taxes payable										44,118		189,038	536,853
Marketable securities								6,820
Receivables from brokers & dealers							11,773	2,203,271
Receivables from customers							463,242	(303,486)
Receivables from others							2,744	(59,043)
Advances and Prepaid expenses							3,575	133,158	29,458	4,194		33,652	305,798
Cash deposits with clearing organization & other B/Ds								21,664
Other assets								49,041	(9,022)
Payables to customers							(142,169)	(5,124,740)
Payables to officers & directors							153,664	98,048
Payable to brokers & dealers							10,512	(12,903)		(49,806)		(58,828)
Accounts payable and accrued expenses							533,776	(1,066,430)	329,272			628,164	1,634,174
Commissions and payroll taxes payable							38,410	39,638
Stock Loan								259,893
Operating lease right-of-use asset								(11,713)
Operating lease liability								(56,900)
Deferred tax liability								(43,484)
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES							761,406	(11,212,227)	(1,034,224)	(785,611)		(1,819,835)	(1,084,259)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes								68,418	359,897			1,374,898	351,474
Investment of cash into Trust Account								(160,000)	(975,000)	(875,000)		(1,850,000)
Cash withdrawn from Trust Account in connection with redemption								53,947,064	4,286,537			152,810,179
Cash paid for purchase of Pacsquare							(125,000)	(500,000)
Cash received from acquisition of Wilson-Davis								33,333,876
Cash withdrawn from Trust Account for working capital purposes								1,195,565		148,523,642
Cash paid to Wilson Davis shareholders		$ (8,000,000)						(8,092,568)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES							(125,000)	79,792,355	3,671,434	148,663,643		152,335,077	351,474
Cash Flows from Financing Activities:
Proceeds from secured convertible note								6,000,000
Transaction costs financed								5,002,968
Proceeds from promissory note - related party													480,000
Repayment of advances from related party										(300,000)		(70,500)
Advances from related party								1,052,300	1,135,981			2,855,431	319,166
Redemption of common stock								(53,947,064)	(4,286,537)	(148,523,642)		(152,810,179)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES							513,381	(41,891,796)	(3,150,556)	(146,874,692)		(150,025,248)	799,166
NET INCREASE (DECREASE) IN CASH							1,149,787	26,688,332	(513,346)	1,003,340		489,994	66,381
CASH AT BEGINNING OF YEAR							27,307,886	619,554	1,132,900	129,560	$ 1,132,900	129,560	63,179
CASH AT YEAR END			$ 28,457,673	$ 27,307,886	$ 619,554	$ 1,132,900	28,457,673	27,307,886	619,554	1,132,900	$ 27,307,886	619,554	129,560
Supplementary cash flow information:
Cash paid for income taxes										537,000		537,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party, net of deemed dividend								4,577,569
Transaction cost settled with subscription payable								2,386,851
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition								31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition								44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition								10,963,000
Fair value of shares transferred to Wilson Davis shareholders								6,000,000
Short term notes issued to Wilson Davis shareholders								5,000,000
Long term notes issued to Wilson Davis shareholders								7,971,197
Initial value of derivative liability on convertible notes								1,668,731
Fair value of shares transferred to Secured convertible note holders								1,250,698
Redeemable shares transferred to permanent equity								1,195,566
Non-redemption agreement re-classed to permanent equity	$ 1,606,279							1,606,279
Shares issued to purchase Pacsquare and amounts included in accounts payable								1,226,500
Shares issued as deposit for Commercial bank acquisition								91,200
Initial Classification of non-redemption agreement liability									1,884,440
Cancellation of admin fees										120,000		120,000
Excise tax related to redemptions								539,471	42,865	1,485,236		1,528,101
Accretion of common stock subject to possible redemption								592,577	$ 1,020,680	$ 2,217,201		4,008,446	$ 2,170,202
Accounts payable settled with shares								64,376
Interest settled with shares								210,550
Interest settled with shares transferred by related party								48,750
ATLASCLEAR, INC
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangibles								(317,231)
Supplemental disclosure of non-cash investing and financing activities:
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition								31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition								44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition								10,963,000
Pacsquare
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to purchase Pacsquare and amounts included in accounts payable							$ 77,300	$ 1,226,500
Initial Classification of non-redemption agreement liability												$ 1,881,440